UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Connecticut Municipal Money Market Fund, Inc.
Statement of Investment
February 28, 2006 (Unaudited)
	Principal
Tax Exempt Investments--100.6%	Amount ($)		Value ($)

Brookfield, GO Notes, BAN 3.96%, 6/15/2006	3,590,000		3,601,347
Colchester, GO Notes 2.37%, 6/15/2006 (Insured; MBIA)	200,000		199,569
Connecticut:
GO:
2%, 3/1/2006	1,670,000		1,670,000
5%, 6/15/2006	100,000		100,502
(Putters Program):
3.21% (Insured; FGIC and Liquidity Facility;
JPMorgan Chase Bank)	905,000	a,b	905,000
3.22% (Insured; FGIC and Liquidity Facility;
PB Finance Inc.)	14,755,000	a,b	14,755,000
State Revolving Fund General Revenue
1.95%, 10/1/2006	250,000		248,057
Connecticut Development Authority:
Airport Hotel Revenue, Refunding
(Bradley Airport Hotel Project)
3.21% (LOC; TD Banknorth, N.A.)	3,350,000	a	3,350,000
IDR:
(Energy Network Sina Project)
3.21% (LOC; Bank of America)	4,300,000	a	4,300,000
(Imperial Electric Assembly Project)
3.33% (LOC; Wachovia Bank)	1,560,000	a	1,560,000
(Lapham-Hickey Steel Corp.)
3.33% (LOC; Bank of Montreal)	4,995,000	a	4,995,000
Refunding (Capitol District Energy Project)
3.21% (LOC; Bank of Nova Scotia)	10,500,000	a	10,500,000
Solid Waste Disposal Facility Revenue
(Rand-Whitney Containerboard Limited Partnership
Project) 3.23% (LOC; Bank of Montreal)	1,500,000	a	1,500,000
Water Facility Revenue, Refunding
(Connecticut Water Co. Project)
3.22% (LOC; Citizens Bank of Rhode Island)	1,250,000	a	1,250,000
Connecticut Health and Educational Facilities Authority:
College and University Revenue
(University of Hartford)
3.18% (LOC; Citizens Bank of Rhode Island)	6,900,000	a	6,900,000
Private Schools Revenue:
(Taft School) 3.19% (LOC; Wachovia Bank)	6,500,000	a	6,500,000

Recreational Revenue
(Greater Hartford YMCA)
3.18% (Insured; AMBAC and Liquidity Facility;
Bank of America)	2,300,000	a	2,300,000
Revenue:
(Central Connecticut Coast YMCA)
3.22% (LOC; Citizens Bank of Rhode Island)	4,240,000	a	4,240,000
(Eagle Hill School)
3.18% (LOC; The Bank of New York)	5,990,000	a	5,990,000
(Eastern Connecticut Health)
3.19% (LOC; Comerica Bank)	4,700,000	a	4,700,000
(Greenwich Family YMCA)
3.18% (LOC; The Bank of New York)	5,000,000	a	5,000,000
Connecticut Housing Finance Authority, Revenue:
3.23% (GIC; Rabobank Nederland and
Liquidity Facility; Merrill Lynch)	3,350,000	a,b	3,350,000
3.25% (Liquidity Facility; FHLMC)	8,286,000	a	8,286,000
3.26% (Liquidity Facility; Citibank NA)	3,915,000	a,b	3,915,000
Connecticut Special Tax Obligation
Transportation Infrastructure Program
Special Tax Revenue, Refunding:
1.99%, 9/1/2006 (Insured; FSA)	500,000		497,532
4.89%, 10/1/2006 (Insured; FSA)	100,000		100,932
Danbury, GO Notes 4.18%, 8/1/2006	100,000		100,373
East Haven, GO Notes, BAN 3.95%, 8/25/2006	2,140,000		2,150,509
Glastonbury, GO Notes, BAN:
3.47%, 5/15/2006	925,000		925,573
3.96%, 5/15/2006	390,000		390,904
Groton City, GO Notes, BAN 4.44%, 2/14/2007	500,000		504,626
Groton Town, GO Notes, BAN:
3.47%, 3/1/2006	1,100,000		1,100,000
3.45%, 7/28/2006	1,100,000	c	1,100,440
3.96%, 7/28/2006	2,390,000		2,402,094
New Britain, GO Notes, BAN:
3.95%, 4/6/2006	2,000,000		2,002,398
5.84%, 4/17/2006 (Insured; AMBAC)	400,000		401,287
New Haven, CP:
3.08%, 3/2/2006 (LOC; Landesbank
Hessen-Thuringen Girozentrale)	4,600,000		4,600,000
3.08%, 3/3/2006 (LOC; Landesbank
Hessen-Thuringen Girozentrale)	5,500,000		5,500,000
New Milford, BAN 3.71%, 5/9/2006	420,000		420,779
Northeast Tax Exempt Bond Grantor Trust, Revenue
3.35% (LOC; Bank of America)	3,540,000	a,b	3,540,000

Oxford, GO Notes, BAN 3.95%, 8/4/2006		1,180,000	1,183,705
Plainfield, GO Notes, BAN 4.20%, 10/10/2006		3,000,000	3,016,135
Regional School District Number 005,
GO Notes, BAN 4.44%, 11/29/2006		1,000,000	1,009,053
Regional School District Number 006,
GO Notes, BAN 3.70%, 8/11/2006		560,000	561,941
Regional School District Number 013,
GO Notes, GAN 3.45%, 3/14/2006		800,000	800,278
Shelton Housing Authority, Revenue
(Crosby Commons Project)
3.23% (LOC; Wachovia Bank)		1,525,000 a	1,525,000
Waterbury, GO Notes
3.96%, 4/1/2006 (Insured; FSA)		175,000	175,231
West Haven GO Notes, BAN 3.95%, 8/24/2006		4,065,000	4,079,396
Westbrook, GO Notes, BAN 3.96%, 7/14/2006		4,000,000	4,014,499

Total Investments (cost $142,210,492)		100.6%	142,218,161

Liabilities Less, Cash and Receivables		(.6%)	(903,346)

Net Assets		100.0%	141,314,815

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance

GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statements of Investments:

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $ 26,465,000 or 18.7% of net assets.
c Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)